Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Research and development expenses	€ (19,508,101)	€ (5,684,562)	€ (3,645,413)
General and administrative expenses	(5,498,491)	(2,325,719)	(668,121)
Total operating expenses	(25,006,592)	(8,010,281)	(4,313,534)
Finance expenses	(1,062,363)	(16,881)	(380)
Loss before income tax	(26,068,955)	(8,027,162)	(4,313,914)
Income taxes benefit	83,251	0	0
Loss for the year	(25,985,704)	(8,027,162)	(4,313,914)
Other comprehensive income/(loss)
Exchange loss arising on translation of foreign operations	(4,365)
Total comprehensive loss attributable to:
Equity holders of the Company	€ (25,990,069)	€ (8,027,162)	€ (4,313,914)
Basic and diluted loss per share	€ (5.36)	€ (1.66)	€ (0.89)